Trade and other receivables (Tables)	6 Months Ended
Jun. 30, 2026
Trade and other receivables
Summary of trade and other receivables

	June 30,	December 31,
	2026	2025
	£ 000	£ 000
R&D tax relief receivable	26,624	16,644
Government grants and VAT receivable	5,823	4,124
Prepayments	11,114	8,356
Other receivables	326	323
Amounts due from related party	—	18
	43,887	29,465